Note 6 - Interest in Exploration Property (Details Textual)			12 Months Ended
	Sep. 16, 2011 CAD ($)	Sep. 16, 2011 USD ($)	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)	Jan. 31, 2016 CAD ($)	Jan. 31, 2014 CAD ($)	Jan. 31, 2013 CAD ($)
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment		$ 6,000,000
Professional fees expense			$ 54,489	$ 28,240	$ 14,550
Impairment loss recognised in profit or loss, property, plant and equipment						$ 500,000	$ 5,459,566
Liabilities arising from exploration for and evaluation of mineral resources			$ 0
On commencing drill testing [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment		$ 200,000
Tangible exploration and evaluation assets, Deborad Gold Property [member]
Statement Line Items [Line Items]
Professional fees expense	$ 0
Tangible exploration and evaluation assets, Deborad Gold Property [member] | Sociedad Minera de Responsabilidad Limitada La Luminose de Cajamarca [member]
Statement Line Items [Line Items]
Maximum ownership percentage possible if required payments are completed	100.00%	100.00%
Option agreement, required cumulative payment amount for property		$ 6,000,000
Option agreement, minimum number of years to obtain property	5 years	5 years
Payments for exploration and evaluation expenses		$ 50,000
Tangible exploration and evaluation assets, Deborad Gold Property [member] | Sociedad Minera de Responsabilidad Limitada La Luminose de Cajamarca [member] | On commencing drill testing [member]
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment		200,000
Tangible exploration and evaluation assets, Deborad Gold Property [member] | Underlying vendors [member]
Statement Line Items [Line Items]
Royalties per ounce of gold		4
Maximum amount of royalties payable authorised		$ 2,000,000